Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Payment [Abstract]
Schedule of Fair Value of the Options Granted

The following table lists the inputs used for calculation of fair value of the options and restricted shares granted to employees and directors for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Expected volatility	92.06% - 96.40%	93.72%	91.80% - 93.51%
Discount for lack of marketability	23.65%	-	-
Exercise price	0.93	1.27	0.96 - 1.99
Share price	0.93 – 1.22	1.27	0.96 - 1.99
Risk-free interest rate	4.38%	4.61%	3.24% - 4.35%
Dividend yield	0	0	0
Expected life (years)	2 – 2.8	2 – 2.8	2 – 2.8

The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Expected volatility	102.22%	-	100.540%
Exercise price	0.93	-	1.82
Share price	0.93	-	1.82
Risk-free interest rate	4.38%	-	3.64%
Dividend yield	0	-	0
Expected life (years)	10	-	10

Schedule of Share Option Activity

The following table summarizes the share option activity for employees, directors, and non-employees for the annual periods ended on December 31, 2025:

	Number of	Weighted Average	Weighted average remaining	Intrinsic value
	Share Options	Exercise Price	contractual life (years)	U.S. dollars in thousands
Options outstanding at January 1, 2025	1,069,128	$2.30	6.7	$-
Granted	118,000	$0.93	10	$-
Exercised	(23,000)	$0.95	-	$-
Forfeited	(73,000)	$2.78	-	$-
Options outstanding at December 31, 2025	1,091,128	$2.15	6.4	$-
Exercisable at December 31, 2025	963,128	$2.31	6.1	$-

(*)	less than $1 thousand

Schedule of Restricted Stock Unit (RSU’s) Activity

The following table summarizes the RSUs restricted stock award activity for the annual periods ended on December 31, 2025:

		Weighted average grant date fair value
	Number of RSUs	U.S. dollars in thousands
Outstanding at January 1, 2024	317,000	$249
Granted	208,000	224
Issued	(325,000)	640
Outstanding at December 31, 2024	200,000	$236

Granted	4,228,705	$3,824
Issued	(4,378,705)	3,918
Outstanding at December 31, 2025	50,000	142

Schedule of Share-Based Expense Recognized in the Statements of Operation

The share-based expense recognized in the statements of operations were as follows:

	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Share-based compensation expense - Research and development	$1,262	$193	$575
Share-based compensation expense - General and administrative	878	364	962
	$2,140	$557	$1,537